Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill
Schedule of intangible assets and goodwill

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2019	translation	group	Additions	Reclassifications	Disposals	2019
Amortizable intangible assets
Non-compete agreements	324,910	6,012	4,744	25	(274)	(2,695)	332,722
Technology	153,164	(376)	589,833	—	—	—	742,621
Licenses and distribution agreements	235,625	4,678	(38,126)	783	5,093	(5,766)	202,287
Customer relationships	23,847	(116)	47,880	—	(2,680)	—	68,931
Construction in progress	148,002	1,208	36,892	171,446	(86,898)	(3,247)	267,403
Internally developed intangibles	217,033	971	—	9,105	71,152	(222)	298,039
Other	381,390	6,852	(1,949)	11,007	17,763	(6,722)	408,341
	1,483,971	19,229	639,274	192,366	4,156	(18,652)	2,320,344
Non-amortizable intangible assets
Tradename	182,901	3,326	41,002	—	—	—	227,229
Management contracts	3,134	91	—	—	—	—	3,225
	186,035	3,417	41,002	—	—	—	230,454
Intangible assets	1,670,006	22,646	680,276	192,366	4,156	(18,652)	2,550,798
Goodwill	12,209,606	217,996	1,589,653	—	—	—	14,017,255

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2018	translation	group	Additions	Reclassifications	Disposals	2018
Amortizable intangible assets
Non-compete agreements	310,163	12,427	6,339	720	(2)	(4,737)	324,910
Technology	149,191	3,973	—	—	—	—	153,164
Licenses and distribution agreements	173,713	3,049	—	61,166	(3)	(2,300)	235,625
Customer relationships	147,096	2,015	(125,264)	—	—	—	23,847
Construction in progress	78,757	2,785	—	107,097	(23,050)	(17,587)	148,002
Internally developed intangibles	169,095	2,158	(9,763)	17,501	38,643	(601)	217,033
Other	358,092	9,490	(3,368)	9,881	12,883	(5,588)	381,390
	1,386,107	35,897	(132,056)	196,365	28,471	(30,813)	1,483,971
Non-amortizable intangible assets
Tradename	174,689	8,212	—	—	—	—	182,901
Management contracts	3,038	96	—	—	—	—	3,134
	177,727	8,308	—	—	—	—	186,035
Intangible assets	1,563,834	44,205	(132,056)	196,365	28,471	(30,813)	1,670,006
Goodwill	12,103,921	441,972	(336,287)	—	—	—	12,209,606

Amortization

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December
	2019	translation	group	Additions	loss	Reclassifications	Disposals	31, 2019
Amortizable intangible assets
Non-compete agreements	282,296	5,235	(166)	11,868	—	26	(3,136)	296,123
Technology	124,605	1,140	—	49,265	—	—	—	175,010
Licenses and distribution agreements	131,492	2,607	—	14,293	—	—	(4,680)	143,712
Customer relationships	7,245	12	—	4,099	—	—	—	11,356
Construction in progress	—	—	—	—	—	—	—	—
Internally developed intangibles	138,343	1,328	—	28,722	932	360	(500)	169,185
Other	304,694	4,795	(3,606)	27,235	—	1,410	(5,446)	329,082
	988,675	15,117	(3,772)	135,482	932	1,796	(13,762)	1,124,468

Amortization

in € THOUS

		Foreign	Changes in					December
	January 1,	currency	consolidation		Impairment			31,
	2018	translation	group	Additions	loss	Reclassifications	Disposals	2018
Amortizable intangible assets
Non-compete agreements	262,381	11,338	(1,468)	14,675	—	17	(4,647)	282,296
Technology	64,563	2,995	(356)	10,740	46,663	—	—	124,605
Licenses and distribution agreements	119,819	577	—	12,673	726	(3)	(2,300)	131,492
Customer relationships	50,572	727	(53,247)	9,226	—	—	(33)	7,245
Construction in progress	—	—	—	—	16,750	—	(16,750)	—
Internally developed intangibles	108,906	2,927	(2,475)	20,357	—	9,202	(574)	138,343
Other	274,535	8,003	(6,375)	25,753	580	6,064	(3,866)	304,694
	880,776	26,567	(63,921)	93,424	64,719	15,280	(28,170)	988,675

Book value

in € THOUS

	December 31, 2019	December 31, 2018
Amortizable intangible assets
Non-compete agreements	36,599	42,614
Technology	567,611	28,559
Licenses and distribution agreements	58,575	104,133
Customer relationships	57,575	16,602
Construction in progress	267,403	148,002
Internally developed intangibles	128,854	78,690
Other	79,259	76,696
	1,195,876	495,296
Non-amortizable intangible assets
Tradename	227,229	182,901
Management contracts	3,225	3,134
	230,454	186,035
Intangible assets	1,426,330	681,331
Goodwill	14,017,255	12,209,606

Schedule of the carrying amount of goodwill and indefinite-lived intangibles by geographical area

Allocation of the carrying amount to CGUs

in € THOUS

	North America		EMEA		Asia-Pacific		Latin America
	2019	2018	2019	2018	2019	2018	2019	2018

Goodwill	11,762,791	10,128,309	1,342,730	1,282,632	716,665	662,097	195,069	136,568
Management contracts with indefinite useful life	—	—	—	—	3,225	3,134	—	—
Trade name with indefinite useful life	226,692	182,329	—	—	—	—	537	572

ARGENTINA
Intangible assets and goodwill
Schedule of intangible assets and goodwill

Effect of hyperinflation in Argentina

in € THOUS

	Acquisition or	Accumulated
	manufacturing costs	depreciation	December 31, 2019
Amortizable intangible assets
Internally developed intangibles	1,971	1,281	690
Other	1,697	727	970
Intangible assets	3,668	2,008	1,660
Goodwill	28,057	2,926	25,131

	Acquisition or	Accumulated
	manufacturing costs	depreciation	December 31, 2018
Amortizable intangible assets
Internally developed intangibles	142	129	13
Other	1,889	1,209	680
Intangible assets	2,031	1,338	693
Goodwill	20,197	2,118	18,079